Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024		Sep. 30, 2023
Deferred income tax [Line Items]
Balance		$ (585,396)		$ (757,192)
Statement of income		(193,301)		240,469
Exchange variation		(2,361)		(6,578)
Other Adjustments	[1]	(9,463)		(107)
Balance		(790,521)		(523,408)
Tax losses and negative basis of social contribution [Member]
Deferred income tax [Line Items]
Balance		840,172		649,164
Statement of income		(238,772)		292,676
Exchange variation		(63,233)		18,156
Other Adjustments	[1]	(553)
Balance		537,614		959,996
Expected credit losses on trade accounts receivable [Member]
Deferred income tax [Line Items]
Balance		38,086		31,572
Statement of income		12,365		517
Exchange variation		(2,640)		861
Other Adjustments	[1]
Balance		47,811		32,950
Provisions for contingencies [Member]
Deferred income tax [Line Items]
Balance		78,840		94,153
Statement of income		(2,364)		(2,585)
Exchange variation		34,771		1,721
Other Adjustments	[1]
Balance		111,247		93,289
Present value adjustment [Member]
Deferred income tax [Line Items]
Balance		7,648		11,326
Statement of income		(1,626)		(4,671)
Exchange variation		(830)		472
Other Adjustments	[1]
Balance		5,192		7,127
Tax credits [Member]
Deferred income tax [Line Items]
Balance		23,685		13,196
Statement of income		19		(104)
Exchange variation		48		(13)
Other Adjustments	[1]	(74)		21
Balance		23,678		13,100
Labor accident accruals [Member]
Deferred income tax [Line Items]
Balance		7,927		6,139
Statement of income		(928)		1,236
Exchange variation
Other Adjustments	[1]
Balance		6,999		7,375
Pension plan [Member]
Deferred income tax [Line Items]
Balance		11,956		10,485
Statement of income		1,188		45
Exchange variation		(40)		(60)
Other Adjustments	[1]	(8,340)		(4,023)
Balance		4,764		6,447
Trade accounts payable accrual [Member]
Deferred income tax [Line Items]
Balance		277,512		284,235
Statement of income		76,153		72,675
Exchange variation		(50,671)		2,823
Other Adjustments	[1]
Balance		302,994		359,733
Non-deductible interest [Member]
Deferred income tax [Line Items]
Balance		211,958		76,563
Statement of income		(10,418)		115,601
Exchange variation		2		1
Other Adjustments	[1]
Balance		201,542		192,165
Right of use assets [Member]
Deferred income tax [Line Items]
Balance		25,417		22,583
Statement of income		8,199		24,640
Exchange variation		(1,963)		446
Other Adjustments	[1]
Balance		31,653		47,669
Goodwill amortization [Member]
Deferred income tax [Line Items]
Balance		(851,840)		(785,958)
Statement of income		(10,269)		(5,582)
Exchange variation		84,639		(29,528)
Other Adjustments	[1]
Balance		(777,470)		(821,068)
Present value adjustment - Trade accounts payable [Member]
Deferred income tax [Line Items]
Balance		(6,064)		(8,105)
Statement of income		1,904		1,512
Exchange variation		492		(341)
Other Adjustments	[1]
Balance		(3,668)		(6,934)
Business combinations [Member]
Deferred income tax [Line Items]
Balance		(444,250)		(441,428)
Statement of income		(36,524)		4,399
Exchange variation		3,649		(1,222)
Other Adjustments	[1]
Balance		(477,125)		(438,251)
Inventory valuation [Member]
Deferred income tax [Line Items]
Balance		(207,085)		(109,703)
Statement of income		(55,739)		(162,640)
Exchange variation		(2,464)		1
Other Adjustments	[1]
Balance		(265,288)		(272,342)
Hedge operations [Member]
Deferred income tax [Line Items]
Balance		(25,364)	[2]	8,209
Statement of income		39,653	[2]	(13,853)
Exchange variation		(534)	[2]	540
Other Adjustments	[1]	(496)	[2]	416
Balance		13,259	[2]	(4,688)
Realization of other reserves [Member]
Deferred income tax [Line Items]
Balance		(115,640)		(110,379)
Statement of income		2,033		2,462
Exchange variation		12,795		(4,635)
Other Adjustments	[1]
Balance		(100,812)		(112,552)
Accelerated depreciation and amortization [Member]
Deferred income tax [Line Items]
Balance		(514,285)		(586,839)
Statement of income		17,175		(29,703)
Exchange variation		(1)		(18)
Other Adjustments	[1]
Balance		(497,111)		(616,560)
Cut off adjustments (Revenue recognition) [Member]
Deferred income tax [Line Items]
Balance
Statement of income		25,890
Exchange variation		(1,446)
Other Adjustments	[1]
Balance		24,444
Grains’ Fair Value Adjustment - Subsidiaries [Member]
Deferred income tax [Line Items]
Balance
Statement of income		(1,614)
Exchange variation		(1,557)
Other Adjustments	[1]
Balance		(3,171)
Other temporary differences [Member]
Deferred income tax [Line Items]
Balance		55,931
Statement of income		(19,626)
Exchange variation		(13,378)
Other Adjustments	[1]
Balance		$ 22,927
Other temporary differences - liabilities [Member]
Deferred income tax [Line Items]
Balance				77,595
Statement of income				(56,156)
Exchange variation				4,218
Other Adjustments	[1]			3,479
Balance				$ 29,136

[1]	Changes in the deferred tax statement of financial position accounts that do not directly impact income statement accounts, are shown in the column Other Adjustments. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. incorporated into the Company; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and pension plan in the United States of America.
[2]	Hedge and hedge accounting operations are disclosed in Note 25 - Risk management and financial